CAPITAL AND RESERVES - Public Offering (Details) - USD ($) $ / shares in Units, $ in Thousands	Aug. 02, 2016	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Entity common stock, shares outstanding (in shares)		25,363,926
LUXEMBOURG
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)	$ 1.20
Professional fees expense	$ 162
LUXEMBOURG | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares reserved for issue under options and contracts for sale of shares	34,594,324